Stock Transactions (Q2)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Stock Transactions
Note 9 - Stock Transactions

As of June 30, 2021 and December 31, 2020, the Company had 44,284,833 and 44,510,051 shares of common stock outstanding, respectively, including shares issued pursuant to the Company’s distribution reinvestment plan (the “DRIP”) and unvested restricted shares.

As of June 30, 2021 and December 31, 2020, the Company had 25,567 and 40,515 shares of Series A Preferred Stock outstanding, respectively and 1,400 shares of Series C Preferred Stock outstanding. Additionally, as of June 30, 2021 the Company had 17,950 shares of Series D Preferred Stock outstanding.

On March 15, 2021, the Company and SBL entered into an agreement pursuant to which SBL agreed to (i) exchange the 14,949 shares of the Series A Preferred Stock it held for an equal amount of Series D Preferred Stock and (ii) purchase from the Company an additional 3,000 newly issued shares of Series D Preferred Stock for $15.0 million (with the proceeds reduced by the accrued and unpaid dividends on the exchanged Series A Preferred Stock). The transaction settled on March 18, 2021.

The following tables present the activity in the Company’s Series A Preferred Stock for the period ended June 30, 2021 and June 30, 2020, respectively (dollars in thousands, except share amounts):

	Shares	Amount
Balance, December 31, 2020	40,515	$202,292
Exchanged for Series D Preferred Stock	(14,950)	(74,748)
Dividends paid in Preferred Stock	2	5
Offering costs	—	(14)
Amortization of offering costs	—	44
Ending Balance, June 30, 2021	25,567	$127,579

	Shares	Amount
Balance, December 31, 2019	40,500	$202,144
Issuance of Preferred Stock	14	70
Dividends paid in Preferred Stock	—	—
Offering costs	—	(9)
Amortization of offering costs	—	48
Ending Balance, June 30, 2020	40,514	$202,253

The following tables present the activity in the Company’s Series C Preferred Stock for the period ended June 30, 2021 and June 30, 2020 (dollars in thousands, except share amounts):

	Shares	Amount
Balance, December 31, 2020	1,400	$6,962
Issuance of Preferred Stock	—	—
Dividends paid in Preferred Stock	—	—
Offering costs	—	—
Amortization of offering costs	—	4
Ending Balance, June 30, 2021	1,400	$6,966

	Shares	Amount
Balance, December 31, 2019	1,400	$6,966
Issuance of Preferred Stock	—	—
Dividends paid in Preferred Stock	—	—
Offering costs	—	(9)
Amortization of offering costs	—	3
Ending Balance, June 30, 2020	1,400	$6,960

The following table presents the activity in the Company’s Series D Preferred Stock for the period ended June 30, 2021 (dollars in thousands, except share amounts):

	Shares	Amount
Balance, December 31, 2020	—	$—
Issuance of Preferred Stock	17,950	89,748
Dividends paid in Preferred Stock	—	—
Offering Costs	—	(83)
Amortization of offering costs	—	5
Ending Balance, June 30, 2021	17,950	$89,670

As of June 30, 2020 the Company did not have any Series D Preferred Stock outstanding.

Distributions

In order to maintain its election to qualify as a REIT, the Company must currently distribute, at a minimum, an amount equal to 90% of its taxable income, without regard to the deduction for distributions paid and excluding net capital gains. The Company must distribute 100% of its taxable income (including net capital gains) to avoid paying corporate U.S. federal income taxes. Distribution payments are dependent on the availability of funds. The Company’s board of directors may reduce the amount of distributions paid or suspend distribution payments at any time, and therefore, distributions payments are not assured.

In April 2020, the Company’s board of directors unanimously approved a transition in the timing of the dividend payments to holders of the Company’s common stock from a monthly payment with daily accruals to a quarterly payment and accrual basis. The first quarterly dividend was the second quarter 2020 dividend payable in July 2020. Similarly, the Company began paying accrued and unpaid dividends on Preferred Stock on a quarterly basis.

The monthly distributions for the first quarter of 2020 were paid at a daily rate equivalent to $1.44 per annum, per share of common stock. Starting with the second quarter 2020 distribution, the 2020 quarterly distributions were paid at a quarterly rate of $0.275 per share of common stock (equivalent to $1.10 per annum). Distribution payments are dependent on the availability of funds. The board of directors may reduce the amount of distributions paid or suspend distribution payments at any time, and therefore, distribution payments are not assured. Dividends on the Company’s Preferred Stock, to the extent not declared by the board of directors quarterly, will accrue, and dividends may not be paid on the Company’s common stock to the extent there are accrued and unpaid dividends on the Preferred Stock. The amount of dividends paid on the Company’s Preferred Stock are generally in an amount equal to the dividends a holder of Preferred Stock would have received if the Preferred Stock had been converted into common stock in accordance with its terms, except when the amount of common stock dividends are below the threshold stated in the terms of such Preferred Stock.

The Company distributed $24.4 million of common stock dividends during the six months ended June 30, 2021, comprised of $19.3 million in cash and $5.1 million in shares of common stock issued under the DRIP. On June 28, 2021, the Company temporarily suspended the DRIP and as a result, DRIP participants, along with all other holders of the Company’s equity securities, received their second quarter 2021 Company dividends (paid in July) in cash. The DRIP was also temporarily suspended for the March 2020 dividend due to COVID-19 related valuation volatility, but was reactivated for the second quarter 2020 dividend. The Company distributed $21.2 million of common stock dividends during the six months ended June 30, 2020, comprised of $17.7 million in cash and $3.5 million in shares of common stock issued under the DRIP.

As of June 30, 2021 and December 31, 2020, the Company had declared but unpaid common stock distributions of $12.2 million and $12.2 million, respectively. Additionally, as of June 30, 2021 and December 31, 2020, the Company had declared but unpaid Series A Preferred Stock distributions of $2.1 million and $3.3 million, respectively and $0.1 million and $0.1 million of Series C Preferred stock, respectively. Additionally, as of June 30, 2021 the Company had declared but unpaid common stock distributions of $1.7 million of Series D Preferred Stock. These amounts are included in Distributions payable on the Company’s consolidated balance sheets.

Share Repurchase Program

The Company’s board of directors unanimously approved an amended and restated share repurchase program (the “SRP”), which became effective on February 28, 2016. The SRP enables stockholders to sell their shares to the Company. Subject to certain conditions, stockholders that purchased shares of the Company’s common stock or received their shares from us (directly or indirectly) through one or more non-cash transactions and have held their shares for a period of at least one year may request that the Company repurchase their shares of common stock so long as the repurchase otherwise complies with the provisions of Maryland law. Repurchase requests made following the death or qualifying disability of a stockholder will not be subject to any minimum holding period.

The repurchase price per share for SRP repurchases is equal to the lesser of (i) the Company’s most recent estimated per-share NAV, as approved by the Company’s board of directors from time to time, and (ii) the Company’s book value per share, computed in accordance with GAAP, multiplied by a percentage equal to (i) 92.5%, if the person seeking repurchase has held his or her shares for a period greater than one year and less than two years; (ii) 95%, if the person seeking repurchase has held his or her shares for a period greater than two years and less than three years; (iii) 97.5%, if the person seeking repurchase has held his or her shares for a period greater than three years and less than four years; or (iv) 100%, if the person seeking repurchase has held his or her shares for a period greater than four years or in the case of requests for death or disability. The Company’s estimated per-share NAV as of June 30, 2021, as determined by the board of directors, is $17.88. The Company’s GAAP book value per share as of June 30, 2021 is $18.77.

Repurchase requests related to death or a qualifying disability must satisfy certain conditions, each of which are assessed by and at the sole discretion of the Company, including the following conditions. In the case of death, the shareholder must be a natural person (or a revocable grantor trust) and the Company must receive a written notice from the estate of the shareholder, the recipient of the shares through bequest or inheritance, or the trustee in the case of a revocable grantor trust. In the case of a “qualifying disability”, the shareholder must be a natural person (or a revocable grantor trust) and the Company must receive a written notice from the shareholder, or the trustee in the case of a revocable grantor trust, that the condition was not pre-existing on the date the shares were acquired. In order for a disability to be considered a “qualifying disability”, the shareholder must receive and provide evidence (the shareholder application and the notice of final determination) of disability based upon a physical or mental condition or impairment made by a government agency responsible for reviewing and determining disability retirement benefits (e.g. the Social Security Administration).

Repurchases pursuant to the SRP, when requested, generally will be made semiannually (each six-month period ending June 30 or December 31, a “fiscal semester”). Repurchases for any fiscal semester will be limited to a maximum of 2.5% of the weighted average number of shares of common stock outstanding during the previous fiscal year, with a maximum for any fiscal year of 5.0% of the weighted average number of shares of common stock outstanding during the previous fiscal year. Funding for repurchases pursuant to the SRP for any given fiscal semester will be limited to proceeds received during that same fiscal semester through the issuance of common stock pursuant to any DRIP in effect from time to time, provided that the Company’s board of directors has the power, in its sole discretion, to determine the amount of shares repurchased during any fiscal semester as well as the amount of funds to be used for that purpose. Any repurchase requests received during such fiscal semester will be paid at the price, computed as described above on the last day of such fiscal semester. Due to these limitations, the Company cannot guarantee that the Company will be able to accommodate all repurchase requests made during any fiscal semester or fiscal year. However, a stockholder may withdraw its request at any time or ask that the Company honors the request when funds are available. Pending repurchase requests will be honored on a pro rata basis. The Company will generally pay repurchase proceeds, less any applicable tax or other withholding required by law, by the 31st day following the end of the fiscal semester during which the repurchase request was made.

The following table reflects the number of shares repurchased under the SRP cumulatively through June 30, 2021:

	Number of Requests	Number of Shares Repurchased	Average Price per Share
Cumulative as of December 31, 2020	8,094	4,121,734	$19.88
January 1 - January 31, 2021(1)	1,355	525,580	17.53
February 1 - February 28, 2021	—	—	N/A
March 1 - March 31, 2021(1)	—	—	N/A
April 1 - April 30, 2021	—	—	N/A
May 1 - May 31, 2021(1)	—	—	N/A
June 1 - June 30, 2021	—	—	N/A
Cumulative as of June 30, 2021	9,449	4,647,314	$19.61

(1)
Reflects shares repurchased pursuant to repurchase requests submitted for the second semester of 2020, including 15,772 and 3,784 shares which for administrative reasons were processed in March 2021 and May 2021, respectively. Pursuant to the terms of the SRP, the Company is only authorized to repurchase up to the amount of proceeds reinvested through our DRIP during the applicable semester. As a result, redemption requests in the amount of 1,881,556 shares were not fulfilled for the second semester of 2020.

Note 9 - Stock Transactions

As of December 31, 2020 and December 31, 2019, the Company had 44,510,051 and 43,916,815 shares of common stock outstanding, respectively, including shares issued pursuant to the Company’s distribution reinvestment plan (the “DRIP”), share repurchases and unvested restricted shares.

As of December 31, 2020 and December 31, 2019, the Company had 40,515 and 40,500 shares of Series A Preferred Stock outstanding, respectively and 1,400 and 1,400 shares of Series C Preferred Stock outstanding, respectively.

The following tables present the activity in the Company’s Series A Preferred Stock for the periods ended December 31, 2020 and December 31, 2019, respectively (dollars in thousands, except share amounts):

Series A Preferred Stock	Shares	Amount
Beginning Balance, December 31, 2019	40,500	$202,144
Issuance of Preferred Stock	14	70
Dividends paid in Preferred Stock	1	7
Offering costs	—	(23)
Amortization of offering costs	—	94
Ending Balance, December 31, 2020	40,515	$202,292
Series A Preferred Stock	Shares	Amount
Beginning Balance, December 31, 2018	29,249	$145,786
Issuance of Preferred Stock	11,247	56,233
Dividends paid in Preferred Stock	4	24
Offering costs	—	—
Amortization of offering costs	—	101
Ending Balance, December 31, 2019	40,500	$202,144

The following tables present the activity in the Company’s Series C Preferred Stock for the periods ended December 31, 2020 and December 31, 2019, (dollars in thousands, except share amounts):

Series C Preferred Stock	Shares	Amount
Beginning Balance, December 31, 2019	1,400	$6,966
Issuance of Preferred Stock	—	—
Dividends paid in Preferred Stock	—	—
Offering costs	—	(11)
Amortization of offering costs	—	7
Ending Balance, December 31, 2020	1,400	$6,962
Series C Preferred Stock	Shares	Amount
Beginning Balance, December 31, 2018	—	$—
Issuance of Preferred Stock	1,400	6,998
Dividends paid in Preferred Stock	—	—
Offering costs	—	(33)
Amortization of offering costs	—	1
Ending Balance, December 31, 2019	1,400	$6,966

Distributions

In order to maintain its election to qualify as a REIT, the Company must currently distribute, at a minimum, an amount equal to 90% of its taxable income, without regard to the deduction for distributions paid and excluding net capital gains. The Company must distribute 100% of its taxable income (including net capital gains) to avoid paying corporate U.S. federal income taxes. Distribution payments are dependent on the availability of funds. The Company’s board of directors may reduce the amount of distributions paid or suspend distribution payments at any time, and therefore, distributions payments are not assured.

In April 2020, the Company’s board of directors unanimously approved a transition in the timing of the dividend payments to holders of the Company’s common stock from a monthly payment with daily accruals to a quarterly payment and accrual basis. The first quarterly dividend was the second quarter 2020 dividend payable in July 2020. Similarly, the Company began paying accrued and unpaid dividends on Preferred Stock on a quarterly basis.

The monthly distributions for the first quarter of 2020 were paid at a daily rate equivalent to $1.44 per annum, per share of common stock. Starting with the second quarter 2020 distribution, the 2020 quarterly distributions were paid at a quarterly rate of $0.275 per share of common stock (equivalent to $1.10 per annum). Distribution payments are dependent on the availability of funds. The board of directors may reduce the amount of distributions paid or suspend distribution payments at any time, and therefore, distribution payments are not assured. Subject to the terms of the Preferred Stock, dividends on the Company’s Preferred Stock are generally paid on an as-converted basis with the common stock.

The Company distributed $45.7 million of common stock dividends during the year ended December 31, 2020, comprised of $36.8 million in cash and $8.9 million in shares of common stock issued under the DRIP. The DRIP was temporarily suspended for the March 2020 dividend due to COVID-19 related valuation volatility, but was reactivated for the second quarter 2020 dividend. The Company distributed $59.7 million of common stock dividends during the year ended December 31, 2019, comprised of $45.8 million in cash and $13.9 million in shares of common stock issued under the DRIP.

As of December 31, 2020 and December 31, 2019, the Company had declared but unpaid common stock distributions of $12.2 million and $5.4 million, respectively. Additionally, as of December 31, 2020 and December 31, 2019, the Company had declared but unpaid distributions of $3.3 million and $1.5 million for Series A Preferred Stock, respectively and $0.1 million and $0.1 million for Series C Preferred Stock, respectively. These amounts are included in Distributions payable on the Company’s consolidated balance sheets.

Share Repurchase Program

The Company’s board of directors unanimously approved an amended and restated share repurchase program (the “SRP”), which became effective on February 28, 2016. The SRP enables stockholders to sell their shares to the Company. Subject to certain conditions, stockholders that purchased shares of the Company’s common stock or received their shares from us (directly or indirectly) through one or more non-cash transactions and have held their shares for a period of at least one year may request that the Company repurchase their shares of common stock so long as the repurchase otherwise complies with the provisions of Maryland law. Repurchase requests made following the death or qualifying disability of a stockholder will not be subject to any minimum holding period.

The repurchase price per share for SRP repurchases is equal to the lesser of (i) the Company’s most recent estimated per-share net asset value (“NAV”), as approved by the Company’s board of directors from time to time, and (ii) the Company’s book value per share, computed in accordance with GAAP, multiplied by a percentage equal to (i) 92.5%, if the person seeking repurchase has held his or her shares for a period greater than one year and less than two years; (ii) 95%, if the person seeking repurchase has held his or her shares for a period greater than two years and less than three years; (iii) 97.5%, if the person seeking repurchase has held his or her shares for a period greater than three years and less than four years; or (iv) 100%, if the person seeking repurchase has held his or her shares for a period greater than four years or in the case of requests for death or disability. The Company’s estimated per-share NAV as of December 31, 2020, as determined by the board of directors, is $17.88. The Company’s GAAP book value per share as of December 31, 2020 is $17.94.

Repurchase requests related to death or a qualifying disability must satisfy certain conditions, each of which are assessed by and at the sole discretion of the Company, including the following conditions. In the case of death, the shareholder must be a natural person (or a revocable grantor trust) and the Company must receive a written notice from the estate of the shareholder, the recipient of the shares through bequest or inheritance, or the trustee in the case of a revocable grantor trust. In the case of a “qualifying disability”, the shareholder must be a natural person (or a revocable grantor trust) and the Company must receive a written notice from the shareholder, or the trustee in the case of a revocable grantor trust, that the condition was not pre-existing on the date the shares were acquired. In order for a disability to be considered a “qualifying disability”, the shareholder must receive and provide evidence (the shareholder application and the notice of final determination) of disability based upon a physical or mental condition or impairment made by a government agency responsible for reviewing and determining disability retirement benefits (e.g. the Social Security Administration).

Repurchases pursuant to the SRP, when requested, generally will be made semiannually (each six-month period ending June 30 or December 31, a “fiscal semester”). Repurchases for any fiscal semester will be limited to a maximum of 2.5% of the weighted average number of shares of common stock outstanding during the previous fiscal year, with a maximum for any fiscal year of 5.0% of the weighted average number of shares of common stock outstanding during the previous fiscal year. Funding for repurchases pursuant to the SRP for any given fiscal semester will be limited to proceeds received during that same fiscal semester through the issuance of common stock pursuant to any DRIP in effect from time to time, provided that the Company’s board of directors has the power, in its sole discretion, to determine the amount of shares repurchased during any fiscal semester as well as the amount of funds to be used for that purpose. Any repurchase requests received during such fiscal semester will be paid at the price, computed as described above on the last day of such fiscal semester. Due to these limitations, the Company cannot guarantee that the Company will be able to accommodate all repurchase requests made during any fiscal semester or fiscal year. However, a stockholder may withdraw its request at any time or ask that the Company honors the request when funds are available. Pending repurchase requests will be honored on a pro rata basis. The Company will generally pay repurchase proceeds, less any applicable tax or other withholding required by law, by the 31st day following the end of the fiscal semester during which the repurchase request was made.

The following table reflects the number of shares repurchased under the SRP cumulatively through December 31, 2020:

	Number of Requests	Number of Shares Repurchased	Average Price per Share
Cumulative as of December 31, 2019	5,878	3,542,267	$20.23
January 1 - January 31, 2020 (1)	1,170	373,135	18.56
February 1 - February 28, 2020	—	—	N/A
March 1 - March 31, 2020	—	—	N/A
April 1 - April 30, 2020 (1)	—	—	N/A
May 1 - May 31, 2020	—	—	N/A
June 1 - June 30, 2020	—	—	N/A
July 1 - July 31, 2020 (2)	1,046	206,332	16.25
August 1 - August 31, 2020	—	—	N/A
September 1 - September 30, 2020 (2)	—	—	N/A
October 1 - October 31, 2020	—	—	N/A
November 1 - November 30, 2020	—	—	N/A
December 1 - December 31, 2020	—	—	N/A
Cumulative as of December 31, 2020	8,094	4,121,734	$19.88

(1)
Reflects shares repurchased pursuant to repurchase requests submitted for the second semester of 2019, including 11,306 shares which for administrative reasons were processed in April 2020. Pursuant to the terms of the SRP, the Company is only authorized to repurchase up to the amount of proceeds reinvested through our DRIP during the applicable semester. As a result, redemption requests in the amount of 1,986,803 shares were not fulfilled for the second semester of 2019.

(2)
Reflects shares repurchased pursuant to repurchase requests submitted for the first semester of 2020, including 771 shares which for administrative reasons were processed in September 2020. Pursuant to the terms of the SRP, the Company is only authorized to repurchase up to the amount of proceeds reinvested through our DRIP during the applicable semester. As a result, redemption requests in the amount of 1,677,268 shares were not fulfilled for the first semester of 2020.